Fair Value Measurements and Hierarchy (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Fair Value Disclosures [Abstract]
Schedule of fair value hierarchy for financial liabilities

	Level 1	Level 2	Level 3	Total

	(in thousands)
Warrant liability as of March 31, 2023	$844	$—	$24	$868
Warrant liability as of December 31, 2022	$1,477	$—	$40	$1,517

Schedule of Fair Value Measurement Inputs and Valuation Techniques

	March 31, 2023		December 31, 2022
Volatility	73.0%		55.0%
Risk-free interest rate	3.8%		4.1%
Exercise price	$11.50		$11.50
Expected term	3.7	years	3.9	years

Schedule of changes in the fair value

	Three Months Ended March 31,
	2023	2022

	(in thousands)
Beginning balance	$40	$502
Mark-to-market adjustment	(16)	(19)
Ending balance	$24	$483

	Successor		Predecessor
	Year	December 3, 2021
	Ended	through
	December	December 31,	January 1, 2021
	31, 2022	2021	through
	(Private	(Private	December 2, 2021
	Placement	Placement	(Class D
	Warrants)	Warrants)	Warrants)
Beginning balance	$502	$793	$6,316
Mark-to-market adjustment of stock warrants	(462)	(291)	7,665
Ending balance	$40	$502	$13,981